Document and Entity Information	Jan. 27, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	EMERSON ELECTRIC CO
Amendment Flag	true
Entity Central Index Key	0000032604
Document Type	8-K/A
Document Period End Date	Jan. 27, 2021
Entity Incorporation State Country Code	MO
Entity File Number	1-278
Entity Tax Identification Number	43-0259330
Entity Address, Address Line One	8000 West Florissant Avenue
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63136
City Area Code	(314)
Local Phone Number	553-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	As previously disclosed in a Current Report on Form 8-K filed on February 1, 2021, as amended by a Current Report on Form 8-K/A filed on February 5, 2021, Surendralal (Lal) L. Karsanbhai has become Chief Executive Officer and a Director of Emerson Electric Co. (the “Company”), succeeding David N. Farr, effective February 5, 2021. Subsequent to those filings, on February 8, 2021, the Company granted to Mr. Karsanbhai an additional award of 50,000 shares of restricted stock in connection with his appointment as Chief Executive Officer of the Company. The restricted shares were issued under the Company’s 2015 Incentive Shares Plan and cliff vest 10 years from the date of grant
Common Stockof 0.50parvaluepershare [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	Common Stock, $0.50 par value per share
Trading Symbol	EMR
M 0 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSEArca
A 0.375 Notesdue 2024 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	0.375% Notes due 2024
Trading Symbol	EMR 24
A 1.250 Notesdue 2025 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	1.250% Notes due 2025
Trading Symbol	EMR 25A
A 2.000 Notesdue 2029 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	2.000% Notes due 2029
Trading Symbol	EMR 29